UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: May 31, 2019

Item 1. Schedule of Investments.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments
May 31, 2019 (Unaudited)

COMMON STOCKS (2.5%)	Shares			Value

Health Care Technology (1.9%)
NantHealth, Inc. (a)	81,870			$44,144
UroGen Pharma Ltd. (a)	321,004			10,933,396
Total Health Care Technology				10,977,540

Coal & Consumable Fuels (0.6%)
Cameco Corporation	374,039			3,774,054

TOTAL COMMON STOCKS (Cost $16,347,737)				$14,751,594

EXCHANGE TRADED FUNDS (4.7%)
iShares 20+ Year Treasury Bond ETF	32,796			4,323,497
iShares iBoxx Investment Grade Corporate Bond ETF	68,791			8,312,017
iShares J.P. Morgan USD Emerging Markets Bond ETF	59,451			6,533,070
iShares National Muni Bond ETF	44,500			5,022,715
SPDR Gold Trust (a)	8,240			1,016,239
United States Natural Gas Fund LP	2,500			52,625
Vanguard High Yield Dividend Yield Fund ETF	33,525			2,766,818
TOTAL EXCHANGE TRADED FUNDS (Cost $27,488,936)				$28,026,981

PREFERRED STOCKS (1.1%)
Federal Home Loan Mortgage Corp., 5.75% (a)	52,910			640,211
Federal Home Loan Mortgage Corp., 6.02% (a)	21,495			270,837
Federal Home Loan Mortgage Corp., 6.55% (a)	6,571			82,138
Federal Home Loan Mortgage Corp., 7.875% (a)	185,667			2,515,788
Federal National Mortgage Association (3 Mo. US LIBOR + 0.75%) (a)	16,547			199,557
Federal National Mortgage Association (a)	2,226			51,153
Federal National Mortgage Association (a)	4,485			109,210
Federal National Mortgage Association, 7.625% (a)	5,599			71,219
Federal National Mortgage Association, 8.25% (a)	184,327			2,523,437
Federal National Mortgage Association, 8.25% (a)	24,949			323,838
TOTAL PREFERRED STOCKS (Cost $4,908,321)				$6,787,388

OPTIONS PURCHASED (2.6%) (a)
	Contracts		Notional
Call Options Purchased (0.5%)
SPX Volatility Index, Expires June 19, 2019 at $21.00	13,500		25,258,500 USD	1,282,500
SPX Volatility Index, Expires June 19, 2019 at $29.00	13,500		25,258,500 USD	405,000
SX5E Dividend Points Index, Expires December 16, 2022 at $105.00	100,000		10,990,000 EUR	1,482,466
Total Call Options Purchased (Premiums paid $3,170,153)				3,169,966

Put Options Purchased (0.2%)
E-mini S&P 500 Futures, June 21, 2019 at $2,910.00	250		36,375,000 USD	13,125
iPath B S&P 500 VIX Short-Term Futures ETN , Expires May 31, 2019 at $28.50	5,000		15,240,000 USD	2,500
S&P 500 Index, Expires May 31, 2019 at $2,650.00	1,500		412,809,000 USD	3,750
S&P 500 Index, Expires May 31, 2019 at $2,730.00	1,900		522,891,400 USD	4,750
S&P 500 Index, Expires May 31, 2019 at $2,740.00	400		110,082,400 USD	2,000
S&P 500 Index, Expires May 31, 2019 at $2,750.00	700		192,644,200 USD	270,900
S&P 500 Index, Expires June 3, 2019 at $2,640.00	1,500		412,809,000 USD	37,500
S&P 500 Index, Expires June 3, 2019 at $2,700.00	800		220,164,800 USD	144,000
S&P 500 Index, Expires June 3, 2019 at $2,720.00	1,500		412,809,000 USD	703,500
Total Put Options Purchased (Premiums paid $1,853,584)				1,182,025

			Notional /
		Counterparty	Vega Notional
Over the Counter Options Purchased (1.5%)
Dispersion Basket, 30% Volatility Strike, Expires December 20, 2019 (b) ^	-	MS	80,000,000 USD	791,440
Dispersion Basket, 9% Volatility Strike, Expires January 17, 2020 (b) ^	-	CITI	25,000,000 USD	331,925
EUR / GBP & EUR / CHF Dual Digital Option, Expires June 6, 2019 (c)	-	CS	3,000,000 EUR	25,139
SPX & EUR / USD Dual Digital Option, Expires June 21, 2019 (d)	-	CITI	4,200,000 USD	195,808
SX5E & EUR / USD Dual Digital Option, Expires December 20, 2019 (e)	-	DB	5,800,000 USD	536,448
SX5E Index Digital Call Option, Expires December 17, 2021 at $4,000.00	-	CITI	8,000,000 USD	981,489
SX5E Index Put, Expires June 18, 2021 at $2,800.00 (f)	20,700	BAML	57,860,000 USD	1,261,561
SX5E Index Put, Expires June 18, 2021 at $2,800.00 (f)	10,000	DB	28,000,000 USD	818,715
MXN Call / EUR Put Binary Option, Expires March 27, 2020 at 21.00 MXN	-	MS	6,000,000 EUR	827,692

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
May 31, 2019 (Unaudited)			Notional /
	Shares	Counterparty	Vega Notional	Value
Over the Counter Options Purchased (1.5%) (continued)
TRY Call / EUR Put Digital Option, Expires January 24, 2020 at 6.25 TRY	-	DB	2,000,000 EUR	$195,232
USD Call / CAD Put, Expires July 15, 2019 at 1.36 CAD (g)	-	DB	125,000,000 USD	428,000
USD Call / CNH Put, Expires August 15, 2019 at 6.9 CNH (h)	-	MS	90,000,000 USD	766,800
USD Call / CNH Put, Expires September 5, 2019 at 6.9 CNH (i)	-	DB	90,000,000 USD	790,650
USD Call / EUR Put Binary Option, Expires January 26, 2021 at 1.05 EUR	-	MS	5,000,000 EUR	569,588
USD Call / EUR Put Binary Option, Expires May 26, 2021 at 1.05 EUR	-	CS	3,000,000 EUR	368,532
USD Call / SAR Put Binary Option, Expires February 24, 2020 at 4.2 SAR	-	MS	5,000,000 USD	18,820
USD / CNH Double No-Touch Option, Expires June 12, 2019 at 6.9 CNH (j)	-	DB	3,700,000 USD	-
Total Over the Counter Options Purchased (Premiums paid $7,683,424)				8,907,839

Currency Options Purchased (0.4%)
USD Call / THB Put, Expires July 25, 2019 at 33.00 THB	-	DB	75,000,000 USD	31,875
USD Call / TWD Put, Expires June 18, 2019 at 30.50 TWD	-	DB	60,000,000 USD	2,150,640
Total Currency Options Purchased (Premiums paid $998,700)				2,182,515

TOTAL OPTIONS PURCHASED (Premiums paid $13,705,861)				$15,442,345

SHORT-TERM INVESTMENTS (51.6%)
Fidelity Investments Money Market Funds - Gvmt. Portfolio - Class I, 2.27% (k)	284,377,817			$284,377,817
STIT Invesco Government & Agency Portfolio - Institutional Class, 2.31% (k) (l)	21,824,927			21,824,927
TOTAL SHORT-TERM INVESTMENTS (Cost $306,202,744)				$306,202,744

TOTAL INVESTMENTS (62.5%) (Cost $368,653,599)				$371,211,052

OTHER ASSETS IN EXCESS OF LIABILITIES (37.5%)				222,231,103
TOTAL NET ASSETS (100.0%)				$593,442,155

Counterparty abbreviations: BAML - Bank of America Merrill Lynch, CS - Credit Suisse, CITI - Citigroup, DB - Deutsche Bank Securities, MS - Morgan Stanley

^ Inputs or methodology used in determining the value of these investments involve significant unobservable inputs. See Note 2.

(a) Non-income producing security.

(b) Terms and underlying basket components are listed on the following page.

(c) Payment from counterparty is received if the EUR/GBP exchange rate is below 0.8385 and the EUR/CHF exchange rate is above 1.1448 at expiration.

(d) Payment from counterparty is received if the SPX Index is at or below 2,737.8 and the EUR/USD exchange rate is at or below 1.0994 at expiration.

(e) Payment from counterparty is received if the SX5E Index is below 3,050.00 and the EUR/USD exchange rate is at or below 1.11 at expiration.

(f) Forward volatility agreement on the Euro Stoxx 50 Index effective June 21, 2019. The premium paid will be determined based on the level of implied volatility for the June 18, 2021 option.

(g) Option includes reverse knockout barrier at the USD/CAD exchange rate of 1.415. If exchange rate increases above the barrier, the option becomes worthless.

(h) Option includes reverse knockout barrier at the USD/CNH exchange rate of 7.3. If exchange rate increases above the barrier, the option becomes worthless.

(i) Option includes reverse knockout barrier at the USD/CNH exchange rate of 7.3. If exchange rate increases above the barrier, the option becomes worthless.

(j)  Option includes Double no-touch and volatility knock in barriers. Option pays notional amount if USD/CNH remains between 6.55 and 6.88 through maturity, and realized volatility is above 4.5% from March 13 to June 12, 2019.

(k) Rate quoted is seven-day yield at period end.

(l) Position held in the Subsidiary. See Notes.

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
May 31, 2019 (Unaudited)

The following tables provide information on the underlying components of each option on dispersion basket. Underlying components are equally weighted. The payout will equal the notional amount multiplied by the average absolute difference between the return of each underlying security and the return of the basket in excess of the strike. If the average difference is less than the strike, the option will expire worthless.

Citi Dispersion Basket, 9% Volatility Strike, Expires January 17, 2020
Effective November 28, 2018 Notional: $25,000,000
	Initial Price Level
Security	at November 28, 2018

Bank of America Corp.	28.43	USD
Wells Fargo & Co.	54.35	USD
JPMorgan Chase & Co.	110.94	USD
Morgan Stanley	45.31	USD
The Goldman Sachs Group, Inc.	198.35	USD

Morgan Stanley Dispersion Basket, 30% Volatility Strike, Expires December 20, 2019
Effective January 10, 2018 Notional: $80,000,000
	Initial Price Level
Security	at January 10, 2018

Alphabet, Inc. - Class A	1110.14	USD
Analog Devices, Inc.	90.11	USD
Apple, Inc.	174.29	USD
Aptiv plc	90.46	USD
Bayerische Motoren Werke AG	89.40	EUR
BP plc	530.50	GBP
Continental AG	242.40	EUR
Daimler AG-REG	74.15	EUR
Ford Motor Co.	13.03	USD
General Motors Co.	43.00	USD
Hitachi Ltd.	917.50	JPY
Honda Motor Corp	4102.00	JPY
Infineon Technologies AG	24.57	EUR
Michelin	128.85	EUR
Nidec Corp	16865.00	JPY
Progressive Corp	55.68	USD
Renault SA	88.09	EUR
Royal Dutch Shell plc - Class A	2557.00	GBP
SKF AB - Class B	187.50	SEK
Tesla, Inc.	334.80	USD
The Allstate Corp	100.43	USD
The Goodyear Tire & Rubber Co.	33.47	USD
Toyota Motor Corp	7706.00	JPY
Umicore S.A.	43.62	EUR
Valeo S.A.	65.68	EUR
Volkswagen AG-PREF	178.20	EUR

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
May 31, 2019 (Unaudited)

SECURITIES SOLD SHORT (-0.1%)	Shares		Value

EXCHANGE TRADED FUND (-0.1%)
Invesco DB US Dollar Bullish Fund ETF	(16,200)		$(426,384)
iShares iBoxx High Yield Corporate Bond ETF	(528,310)		(44,853,519)

TOTAL SECURITIES SOLD SHORT (Proceeds $45,731,421)			$(45,279,903)

WRITTEN OPTIONS (-2.3%)
	Contracts	Notional
Call Options Written (-0.5%)
S&P 500 Index, Expires December 20, 2019 at $2,900.00	(75)	(20,640,450) USD	(472,125)
SPDR Gold Trust, Expires January 17, 2020 at $136.00	(2,000)	(24,666,000) USD	(269,000)
SPX Volatility Index, Expires June 19, 2019 at $25.00	(27,000)	(50,517,000) USD	(1,350,000)
SX5E Dividend Points Index, Expires December 16, 2022 at $115.00	(100,000)	(11,130,000) EUR	(837,867)
Total Call Options Written (Premiums received $3,587,648)			(2,928,992)

Put Options Written (-1.0%)
iShares iBoxx High Yield Corporate Bond, Expires December 20, 2019 at $85.00	(5,000)	(42,450,000) USD	(1,687,500)
iShares J.P. Morgan USD Emerging Markets Bond, Expires December 20, 2019 at $106.00	(3,250)	(35,714,250) USD	(544,375)
S&P 500 Index, Expires May 31, 2019 at $2,690.00	(2,300)	(632,973,800) USD	(5,750)
S&P 500 Index, Expires May 31, 2019 at $2,710.00	(700)	(192,644,200) USD	(1,750)
S&P 500 Index, Expires June 3, 2019 at $2,680.00	(3,000)	(825,618,000) USD	(210,000)
S&P 500 Index, Expires December 20, 2019 at $2,850.00	(150)	(41,280,900) USD	(2,651,250)
SPDR Gold Trust, Expires January 17, 2020 at $116.00	(2,000)	(24,666,000) USD	(172,000)
SX5E Dividend Points Index, Expires December 16, 2022 at $90.00	(100,000)	(11,130,000) EUR	(462,503)
Total Put Options Written (Premiums received $5,457,863)			(5,735,128)
	Counterparty	Notional
Currency Options Written (-0.0%)
USD Call/ TWD Put, Expires June 18, 2019 at 32.50 TWD	DB	(60,000,000) USD	(10,320)
Total Currency Options Written (Premiums received $195,600)			(10,320)

Over the Counter Options Written (-0.8%)
EUR Call / MXN Put Binary Option, Expires March 27, 2020 at 23.00 MXN	MS	(1,500,000) EUR	(871,293)
EUR Call / USD Put Binary Option, Expires January 26, 2021 at 1.2 EUR	MS	(5,000,000) EUR	(2,116,877)
EUR Call / USD Put Binary Option, Expires May 26, 2021 at 1.2 EUR	CS	(3,000,000) EUR	(1,136,949)
USD Put / THB Call, Expires July 25, 2019 at 31.5 THB	DB	(1,250,000) USD	(630,420)
USD Put / TWD Call Digital Option, Expires June 18, 2019 at 30.00 TWD	DB	(750,000) USD	(22)
Total Over the Counter Options Written (Premiums received $6,400,488)			(4,755,561)

TOTAL WRITTEN OPTIONS (Premiums received $15,641,599)			$(13,430,001)

Counterparty abbreviation: MS - Morgan Stanley, CS - Credit Suisse, DB - Deutsche Bank Securities

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
May 31, 2019 (Unaudited)

FORWARD CURRENCY CONTRACTS (0.1%) (a)

Settlement Date	Currency Delivered		Delivered Currency Value ($) May 31, 2019		Currency Received		Received Currency Value ($) May 31, 2019	Unrealized Appreciation / (Depreciation)
12/20/2019	38,888,000	OMR	$100,532,807		100,000,000	USD	$100,000,000	$(532,807)

FUTURES CONTRACT (b)						Contracts	Notional ($)	Value & Unrealized Appreciation
CBOE VIX Futures Jun 2019						300	54,525,000	221,675

CREDIT DEFAULT SWAP CONTRACTS

Counterparty	Buy / Sell Protection	Reference Entity (c)	Rate Paid/ (Received) by the Fund	Payment Frequency	Termination Date	Notional	Fair Value	Up Front Premium Paid / (Received)	Unrealized Gain / (Loss)
BAML	Buy	CDX EM 25	1.00%	Quarterly	6/20/2021	$19,000,000	55,560	$590,898	$(535,338)
MS	Buy	NJ STATE	1.00%	Quarterly	6/20/2023	7,000,000	(161,855)	(67,555)	(94,300)
MS	Buy	S KOREA	1.00%	Quarterly	9/20/2020	10,000,000	(131,815)	(50,958)	(80,857)

TOTAL OF CREDIT DEFAULT SWAP CONTRACTS							$(238,110)	$472,385	$(710,495)

Counterparty abbreviations: BAML - Bank of America Merrill Lynch, MS - Morgan Stanley

(a) Morgan Stanley was the counterparty of all forward currency contracts held at May 31, 2019.

(b) Position held in Subsidiary.

(c) The following is a description of each reference entity:

CDX EM 25 − CDX Emerging Markets S25 1.00% June 20, 2021 NJ STATE − State of New Jersey 5.250% July 1, 2019 S KOREA − Republic of Korea 7.125% April 16, 2019

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
May 31, 2019 (Unaudited)

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity (a)	Rate Paid / (Received) by the Fund	Payment Frequency	Termination Date	Notional		Unrealized Gain / (Loss)
BAML	MLBX4SX6 (a)(b)	1.40%	Monthly	6/14/2019	19,176,378	USD	$ -
BAML	MLBX4SX6 (a)(b)	1.40%	Monthly	3/13/2020	36,059,380	USD	-
BAML	MLBX4SX6 (a)(b)	1.40%	Monthly	5/1/2020	21,815,925	USD	-
BAML	MLBX5HC1 (a)(b)	-	Monthly	3/13/2020	22,880,154	USD	-
BAML	MLBX5HC1 (a)(b)	-	Monthly	3/20/2020	20,800,140	USD	-
BAML	MLBX5HC1 (a)(b)	-	Monthly	5/1/2020	20,872,940	USD	-
BAML	MLIQSELS (a)	3 Mo. LIBOR - 0.050%	Quarterly	10/3/2019	29,999,960	USD	(1,867,867)
SG	SGI US Gravity Index (a)	0.50%	Monthly	3/10/2020	32,000,000	USD	264,440
CITI	Vaneck Vectors JP Morgan EM Local Currency Bond ETF	1 Mo. LIBOR + 0.20%	Monthly	4/16/2020	(21,247,920)	USD	(112,565)
SG	Wildcat Ludician 2 USD ER Index (a)	0.50%	Monthly	7/3/2019	16,000,000	USD	(1,546,982)

TOTAL OF TOTAL RETURN SWAP CONTRACTS							$ (3,262,974)

Counterparty abbreviations: BAML - Bank of America Merrill Lynch, CITI - Citigroup, SG - Societe Generale

(a) The tables on the following pages provide information on the underlying components of each total return swap contract.

(b) Position held in Subsidiary. See Notes.

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
May 31, 2019 (Unaudited)

MLBX4SX6, MLBX5HC1 - Merrill Lynch Wildcat Commodity Relative Value Indices employ commodity relative value strategies using commodity futures across agriculture, energy, industrial metals, precious metals, and livestock.

Swap Reference Entity:	MLBX4SX6			Swap Reference Entity:	MLBX5HC1
			% of Total				% of Total
Underlying Instrument	Quantity	Value	Basket Value ^	Underlying Instrument	Quantity	Value	Basket Value ^
WTI Crude Futures Jul 2019	(547)	$ (29,264,395)	5.1%	WTI Crude Futures Jul 2019	(375)	$ (20,045,164)	5.1%
WTI Crude Futures Sep 2019	547	29,375,855	5.1%	WTI Crude Futures Nov 2019	376	20,156,047	5.1%
Brent Crude Futures Sep 2019	(447)	(27,313,935)	4.8%	Brent Crude Futures Jan 20	316	18,930,354	4.8%
Brent Crude Futures Oct 2019	454	27,516,777	4.8%	Brent Crude Futures Nov 2019	(312)	(18,835,001)	4.7%
Natural Gas Futures Nov 2019	(1,012)	(26,204,491)	4.6%	Natural Gas Futures Nov 2019	636	16,482,464	4.2%
LME Copper Futures Jul 2019	(172)	(25,115,002)	4.4%	Natural Gas Futures Jul 2019	(664)	(16,276,286)	4.1%
LME Copper Futures Sep 2019	172	25,114,878	4.4%	Corn Futures Jul 2019	(720)	(15,372,673)	3.9%
Natural Gas Futures Dec 2019	912	25,257,017	4.4%	Corn Futures Dec 2019	684	15,174,141	3.8%
Corn Futures Sep 2019	(1,075)	(23,436,380)	4.1%	Soybean Futures Jul 2019	(322)	(14,120,606)	3.6%
Corn Futures Dec 2019	1,045	23,180,653	4.1%	Soybean Futures Nov 2019	312	14,128,148	3.6%
Soybean Futures Jan 2020	454	20,809,387	3.6%	Copper Futures Jul 2019	(205)	(13,516,248)	3.4%
Soybean Futures Nov 2019	(455)	(20,567,068)	3.6%	Copper Futures Dec 2019	204	13,485,341	3.4%
LME Pri Alum Futures Jul 2019	(326)	(14,559,639)	2.5%	Live Cattle Futures Oct 2019	(205)	(8,522,051)	2.2%
LME Pri Alum Futures Sep 2019	324	14,591,183	2.5%	Live Cattle Futures Dec 2019	197	8,561,657	2.2%
Live Cattle Futures Dec 2019	294	12,767,842	2.2%	Soybean Meal Futures Jul 2019	(258)	(8,276,944)	2.1%
Live Cattle Futures Oct 2019	(289)	(12,030,498)	2.1%	Soybean Meal Futures Dec 2019	251	8,265,339	2.1%
LME Zinc Futures Jul 2019	(178)	(11,486,427)	2.0%	LME Pri Alum Futures Jul 2019	(164)	(7,329,761)	1.8%
LME Zinc Futures Sep 2019	180	11,286,693	2.0%	LME Pri Alum Futures Nov 2019	161	7,334,888	1.9%
Soybean Oil Futures Dec 2019	626	10,630,075	1.9%	Soybean Oil Futures Jul 2019	(442)	(7,321,736)	1.8%
Sugar #11 (World) Mar 2020	713	10,657,346	1.9%	Soybean Oil Futures Dec 2019	431	7,322,822	1.8%
Sugar #11 (World) Oct 2019	(771)	(10,727,618)	1.9%	Sugar #11 (World) Mar 2020	478	7,138,359	1.8%
Wheat Futures (CBT) Jul 2019	(424)	(10,659,779)	1.9%	Sugar #11 (World) Jul 2019	(533)	(7,217,311)	1.8%
Soybean Oil Futures Jul 2019	(633)	(10,474,233)	1.8%	Wheat Futures (CBT) Jul 2019	(279)	(7,006,588)	1.8%
LME Nickel Futures Jul 2019	(141)	(10,165,981)	1.8%	Wheat Futures (CBT) Dec 2019	265	6,941,388	1.7%
LME Nickel Futures Sep 2019	141	10,178,860	1.8%	Gasoline RBOB Futures Jul 2019	(96)	(7,137,493)	1.8%
Wheat Futures (CBT) Dec 2019	399	10,442,445	1.8%	Gasoline RBOB Futures Nov 2019	109	7,015,487	1.8%
Gasoline RBOB Futures Jul 2019	(141)	(10,465,388)	1.8%	LME Zinc Futures Jul 2019	(96)	(6,195,938)	1.6%
Gasoline RBOB Futures Sep 2019	143	10,247,766	1.8%	Low Sulphur Gasoil Fugures Jul 2019	(111)	(6,383,697)	1.6%
Low Sulphur Gasoil Futures Jul 2019	(168)	(9,725,706)	1.7%	Low Sulphur Gasoil Fugures Nov 2019	110	6,416,637	1.6%
Low Sulphur Gasoil Futures Sep 2019	168	9,735,227	1.7%	Coffee 'C' Futures Jul 2019	(153)	(6,001,602)	1.5%
Lean Hogs Futures Jul 2019	(260)	(8,951,632)	1.6%	Coffee 'C' Futures Dec 2019	144	5,957,258	1.5%
Coffee 'C' Futures Jul 2019	(224)	(8,797,051)	1.5%	Lean Hogs Futures Jul 2019	(168)	(5,773,741)	1.5%
Coffee 'C' Futures Sep 2019	219	8,784,597	1.5%	Lean Hogs Futures Aug 2019	166	5,760,199	1.5%
Lean Hogs Futures Aug 2019	247	8,548,784	1.5%	Lean Hogs Futures Oct 2019	(185)	(5,912,275)	1.5%
NY Harbor ULSD Futures Jul 2019	(101)	(7,824,534)	1.4%	Lean Hogs Futures Dec 2019	192	5,959,266	1.5%
NY Harbor ULSD Futures Sep 2019	101	7,851,623	1.4%	LME Zinc Futures Nov 2019	98	6,119,985	1.5%
Cotton No.2 Futures Jul 2019	(136)	(4,632,051)	0.8%	NY Harbor ULSD Futures Jul 2019	(67)	(5,207,150)	1.3%
Cotton No.2 Futures Dec 2019	138	4,626,064	0.8%	NY Harbor ULSD Futures Nov 2019	67	5,229,544	1.3%
KC HRWWheat Futures Jul 2019	(179)	(4,242,593)	0.7%	LME Nickel Futures Jul 2019	(74)	(5,315,827)	1.3%
KC HRWWheat Futures Dec 2019	165	4,169,165	0.7%	LME Nickel Futures Nov 2019	73	5,325,129	1.3%
Soybean Meal Futures Dec 2019	(0) *	(7,906)	0.0%	Cotton No.2 Futures Jul 2019	(103)	(3,521,885)	0.9%
				Cotton No.2 Futures Dec 2019	103	3,452,194	0.9%
		$ (880,070)	100.0%	KC HRW Wheat Futures Jul 2019	(118)	(2,799,409)	0.7%
				KC HRW Wheat Futures Dec 2019	110	2,770,593	0.7%
				Corn Futures Sep 2019	3	54,807	0.0%
				WTI Crude Futures Sep 2019	(0)	(10,788)	0.0%
				Copper Futures Sep 2019	0 *	3,025	0.0%
				NY Harbor ULSD Futures Sep 2019	0 *	4,670	0.0%
				Coffee 'C' Futures Sep 2019	0 *	7,788	0.0%
				KC HRW Wheat Futures Sep 2019	0 *	3,501	0.0%
				LME Pri Alum Futures Sep 2019	0 *	2,200	0.0%
				LME Nickel Futures Sep 2019	0 *	4,571	0.0%
				LME Zinc Futures Sep 2019	0 *	16,589	0.0%
				Natural Gas Futures Sep 2019	1	19,660	0.0%
^ Presented as percentage of absolute value.				Low Sulphur Gasoil Fugures Sep 2019	0 *	12,436	0.0%
				Sugar #11 (World) Oct 2019	0 *	2,511	0.0%
* Amount held in basket is less than one contract.				Wheat Futures (CBT) Sep 2019	1	22,851	0.0%
				Gasoline RBOB Futures Sep 2019	0 *	18,033	0.0%
The accompanying notes are an integral part of these financial statements.
						$ (292)	100.0%

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
May 31, 2019 (Unaudited)

Swap Reference Entity:	MLIQSELS

MLIQSELS is a baset of long equity securities with a heathcare and technology focus.

			% of Total
Underlying Instrument	Quantity	Value	Basket Value ^
Global Payments Inc.	6,592	$ 1,015,432	3.6%
Array BioPharma Inc.	36,915	975,294	3.4%
Ascendis Pharma A/S - ADR	7,647	953,275	3.4%
Mastercard Inc. - A	3,822	961,195	3.4%
Paypal Holdings Inc.	8,667	951,203	3.4%
Worldpay Inc. - Class A	7,929	964,484	3.4%
FleetCor Technologies Inc.	3,650	942,467	3.3%
GW Pharmaceuticals plc - ADR	5,339	924,928	3.3%
Visa Inc. - Class A Shares	5,762	929,583	3.3%
Accenture plc - Class A	5,113	910,472	3.2%
Argenx SE - ADR	7,209	891,249	3.2%
Automatic Data Processing Inc.	5,634	902,116	3.2%
EPAM Systems Inc.	5,322	918,524	3.2%
First Data Corp. - Class A	34,259	870,864	3.1%
GoDaddy Inc. - Class A	11,970	890,568	3.1%
Neurocrine Biosciences Inc.	10,215	866,028	3.1%
BioMarin Pharmaceutical Inc.	10,132	833,256	3.0%
Intuit Inc.	3,443	843,019	3.0%
Mirati Therapeutics Inc.	12,278	832,326	3.0%
ACADIA Pharmaceuticals Inc.	33,519	804,121	2.9%
BeiGene Ltd. - ADR	6,818	804,047	2.9%
Incyte Corp.	10,464	822,784	2.9%
International Business Machines Corp.	6,378	809,942	2.9%
Seattle Genetics Inc.	12,288	799,580	2.8%
Alexion Pharmaceuticals Inc.	6,658	756,881	2.7%
Amarin Corp. plc - ADR	43,352	768,631	2.7%
Cognizant Technology Solutions Corp. - Class A	12,422	769,294	2.7%
Insmed Inc.	30,960	749,542	2.7%
Virtusa Corp.	16,838	713,931	2.5%
Invitae Corp.	38,428	670,569	2.4%
Madrigal Pharmaceuticals Inc.	7,185	663,894	2.4%
Heron Therapeutics Inc.	36,825	627,130	2.2%
Cymabay Therapeutics Inc.	22,590	272,887	1.0%
Rhythm Pharmaceuticals Inc.	10,945	275,705	1.0%
Principia Biopharma Inc.	8,824	258,190	0.9%
Cerus Corp.	48,154	225,842	0.8%

		$ 28,169,251	100.0%

Swap Reference Entity:	SGI US Gravity Index

SGI US Gravity Index aims to generate positive performance from potential mean-reversion patterns in the levels of the S&P 500 index using futures on the index.

			% of Total
Underlying Instrument	Quantity	Value	Basket Value ^
S&P 500 Futures Jun 2019	56	$ 38,612,833	100.0%

Swap Reference Entity:	Wildcat Ludician 2 USD ER Index

Wildcat Ludician 2 USD ER Index aims to generate positive performance from trading VIX Index futures.

			% of Total
Underlying Instrument	Quantity	Value	Basket Value ^
CBOE VIX Futures Jun 2019	(72)	$ (1,303,896)	63.3%
CBOE VIX Futures Jun 2019	(30)	(543,314)	36.7%

		$ (1,847,210)	100.0%
^ Presented as percentage of absolute value.

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
May 31, 2019 (Unaudited)

CORRELATION SWAP CONTRACTS ^
		Correlation	Effective	Termination	Vega	Unrealized
Counterparty	Underlying Positions (a)	Strike	Date	Date	Notional	Gain / (Loss)
CITI	SX5E & EUR/GBP FX	-29.00%	1/2/2019	12/18/2020	25,000 EUR	$293,587
CITI	SX5E & EUR/GBP FX	-30.00%	1/8/2019	12/17/2021	25,000 EUR	360,581
CITI	SX5E & EUR/GBP FX	-32.00%	4/26/2017	12/20/2019	50,000 EUR	929,714
CITI	SX5E & EUR/KRW FX	-48.00%	1/2/2019	12/18/2020	50,000 EUR	729,559
CITI	SX5E & EUR/KRW FX	-55.00%	4/26/2018	12/24/2019	33,000 EUR	1,159,031
CITI	SX5E & EUR/USD FX	-22.00%	2/28/2019	12/16/2022	50,000 EUR	672,124
CITI	SX5E & EUR/USD FX	-24.50%	2/16/2018	12/20/2019	50,000 EUR	1,309,683
CITI	SX5E & EUR/USD FX	-27.00%	3/23/2018	12/20/2019	40,000 EUR	1,341,605
CS	SX5E & EUR/USD FX	-20.00%	1/22/2019	12/18/2020	25,000 USD	318,485
DB	EUR/CNH FX & USD/CNH FX	34.50%	10/22/2018	10/21/2019	(25,000) USD	337,757
DB	EUR/CNH FX & USD/CNH FX	35.00%	2/1/2019	2/3/2020	(37,500) USD	372,044
DB	EUR/GBP FX & USD/GBP FX	73.00%	12/5/2018	12/5/2019	(60,000) USD	595,558
DB	SX5E & EUR/USD FX	-20.00%	10/2/2018	12/18/2020	25,000 USD	738,546
DB	SX5E & EUR/USD FX	-21.00%	2/28/2019	12/17/2021	25,000 USD	266,644
DB	SX5E & EUR/USD FX	-21.00%	3/1/2019	12/17/2021	25,000 USD	266,229
DB	SX5E & EUR/USD FX	-21.50%	10/30/2018	12/18/2020	25,000 USD	331,366
DB	USD/KRW FX & EUR/KRW FX	61.00%	1/8/2019	7/7/2020	(30,000) USD	203,879
MS	EUR/KRW FX & USD/KRW FX	59.50%	5/9/2019	5/11/2020	(100,000) USD	1,292,569
MS	SX5E & SPX	76.50%	1/18/2019	12/17/2021	(50,000) USD	328,704
MS	SX5E & EUR/GBP FX	-25.00%	1/31/2018	12/18/2020	30,000 EUR	269,702
MS	SX5E & EUR/GBP FX	-30.50%	4/30/2018	12/20/2019	33,000 EUR	708,791
MS	SX5E & EUR/JPY FX	7.00%	1/5/2017	12/20/2019	25,000 EUR	863,454
MS	SX5E & EUR/USD FX	-21.50%	3/4/2019	12/16/2022	44,500 EUR	471,737
MS	SX5E & EUR/USD FX	-29.00%	10/6/2017	12/20/2019	30,000 EUR	922,964
MS	USD/KRW FX & EUR/KRW FX	59.00%	9/6/2018	9/8/2020	(105,000) USD	1,393,429
MS	USD/KRW FX & EUR/KRW FX	61.75%	7/12/2018	7/14/2020	(95,000) USD	2,068,733
SG	SX5E & EUR/USD FX	-28.00%	4/3/2018	6/19/2020	50,000 EUR	1,417,163
SG	SX5E & EUR/KRW FX	-48.00%	3/7/2018	9/20/2019	35,000 EUR	887,255

TOTAL OF CORRELATION SWAP CONTRACTS						$20,850,893

DISPERSION SWAP CONTRACTS ^
			Effective	Termination	Vega	Unrealized
Counterparty	Reference Entity (b)		Date	Date	Notional	Gain / (Loss)
BAML	NDX Custom Basket		3/4/2019	1/17/2020	494,000 USD	$1,932,234
CITI	SX5E Custom Basket		6/14/2018	12/20/2019	500,000 EUR	4,009,545
CS	SX7E Custom Basket		2/28/2019	12/20/2019	250,000 EUR	1,339,394

TOTAL OF DISPERSION SWAP CONTRACTS						$7,281,173

Counterparty abbreviations: BAML - Bank of America Merrill Lynch, CITI - Citigroup, CS - Credit Suisse, DB - Deutsche Bank, MS - Morgan Stanley, SG - Societe Generale

Reference entity abbreviation: NDX - NASDAQ 100 Stock Index, SX5E - Euro Stoxx 50 Index, SX7E - Euro Stoxx Banks Index, SPX - S&P 500 Index

^ Inputs or methodology used in determining the value of these investments involve significant unobservable inputs. See Note 2.

(a)  Payment to or from counterparty is based on the realized correlation between each pair of underlying positions listed in each swap's description from effective date until termination date. Payment occurs at termination date.

(b) The table on the following page provides information on the underlying components of the dispersion swap contract. Payment occurs at termination date.

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
May 31, 2019 (Unaudited)

Bank of America Merrill Lynch NDX Custom Basket
Effective date: March 4, 2019 Termination Date: January 17, 2020

Swap has two legs. The first leg's underlying reference is the NDX Index. The second leg references a basket of underlying securities listed below. Payment to or from Bank of America Merrill Lynch is based on the comparative variance of the underlying components of each leg.

	Volatility	Vega
Underlying Security	Strike (USD)	Notional

NDX Index	20.03%	$(494,000)
Mondelez International Inc. Class A	20.67	26,000
Check Point Software Technologies Ltd.	23.31	26,000
Starbucks Corp.	23.67	26,000
Citrix Systems Inc.	25.25	26,000
Microsoft Corp.	23.97	26,000
Celgene Corp.	28.48	26,000
Booking Holdings Inc.	26.13	26,000
Vertex Pharmaceuticals Inc.	33.46	26,000
Incyte Corp.	36.44	26,000
Intel Corp.	26.43	26,000
Broadcom Inc.	31.98	26,000
Amazon.Com Inc.	29.31	26,000
Netflix Inc.	40.03	26,000
Alphabet Inc. - Class A	23.47	26,000
Facebook Inc. - Class A	29.32	26,000
Advanced Micro Devices, Inc.	51.41	26,000
QUALCOMM Inc.	29.45	26,000
NXP Semiconductors NV	35.74	26,000
Skyworks Solutions Inc.	34.01	26,000

Citgroup SX5E Custom Basket
Effective date: June 14, 2018 Termination Date: December 20, 2019

Swap has two legs. The first leg's underlying reference is the SX5E Index. The second leg references a basket of underlying securities listed below. Payment to or from Citigroup is based on the comparative variance of the underlying components of each leg.

	Volatility	Vega
Underlying Security	Strike (GBP)	Notional

SX5E Index	18.31%	(500,000) EUR
Crédit Agricole SA	23.26	25,00 EUR
Allianz SE-Reg	20.12	25,000 EUR
Bank of America Corp.	24.80	28,57 USD

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
May 31, 2019 (Unaudited)

	Volatility	Vega
Underlying Security	Strike (GBP)	Notional

Julius Baer Group Ltd.	24.12%	28,918	CHF
Banco Bilbao Vizcaya Argentaria SA	26.37	25,000	EUR
BNP Paribas SA	23.00	25,000	EUR
Muenchener Rueckver AG-Reg	19.88	25,000	EUR
Continental AG	23.92	25,000	EUR
AXA SA	21.73	25,000	EUR
Credit Suisse Group AG	25.30	28,918	CHF
Societe Generale SA	24.55	25,000	EUR
The Goldman Sachs Group Inc.	24.40	28,571	USD
ING Groep NV	23.53	25,000	EUR
Morgan Stanley	25.90	28,571	USD
Novartis AG-Reg	17.73	28,918	CHF
Renault SA	24.14	25,000	EUR
Roche Holding AG	16.55	28,918	CHF
Banco Santander SA	26.27	25,000	EUR
UBS Group AG	21.81	28,918	CHF
Peugeot SA	28.19	25,000	EUR

Credit Suisse SX7E Custom Basket
Effective date: February 28, 2019 Termination Date: December 20, 2019

Swap has two legs. The first leg's underlying reference is the SX7E Index. The second leg references a basket of underlying securities listed below. Payment to or from Credit Suisse is based on the comparative variance of the underlying components of each leg.

	Volatility	Vega
Underlying Security	Strike (GBP)	Notional

SX7E Index	27.15%	(250,000)	EUR
Iberdrola SA	28.73	31,250	EUR
BNP Paribas SA	27.45	31,250	EUR
ING Groep N.V.	25.82	31,250	EUR
Banco Bilbao Vizcay Argentaria, S.A.	27.11	31,250	EUR
Intesa Sanpaolo S.p.A.	28.50	31,250	EUR
UniCredit S.p.A.	35.96	31,250	EUR
Societe Generale SA	31.34	31,250	EUR
Credit Agricole SA	28.06	31,250	EUR

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
May 31, 2019 (Unaudited)

VARIANCE SWAP CONTRACTS *
		Volatility or	Effective	Termination	Vega	Unrealized
Counterparty	Swap Type & Reference Entity	Variance Strike #	Date	Date	Notional	Gain / (Loss)
BAML	NKY Up Variance Swap (9,615) (a) ^	21.65%	2/17/2017	12/11/2020	56,375,000 JPY	$(278,365)
BAML	RTY Variance Swap	21.70%	10/16/2018	12/20/2019	(300,000) USD	197,667
BAML	SPX / SPX Knock-Out Variance Spread (b) ^	18.20% and 20.70%	2/28/2019	12/20/2019	250,000 USD	688,379
BAML	SPX Variance Swap	20.90%	2/17/2017	12/18/2020	(500,000) USD	2,038,989
BAML	SPX / SPX Up Variance Spread (c) ^	21.00% and 18.05%	1/15/2019	12/18/2020	500,000 USD	(632,529)
BAML	SX5E Up / SX5E Variance Spread (d) ^	17.25% and 21.75%	1/15/2019	12/18/2020	262,000 EUR	1,282,574
BAML	SX5E Variance Swap	20.63%	3/15/2019	12/17/2021	350,000 EUR	157,462
CITI	HSCEI / SPX Variance Spread (e) ^	22.50% and 19.50%	5/30/2019	6/29/2020	400,000 USD	610,739
CITI	KOSPI / SPX Variance Spread (f) ^	18.00% and 21.25%	5/22/2019	6/10/2021	250,000 USD	445,856
CITI	SX5E Up Variance Swap (1,948.11) (a) ^	16.65%	5/29/2019	12/17/2021	350,000 EUR	397,018
CITI	SX5E Up Variance Swap (1,575.38) (a) ^	17.40%	2/7/2019	12/17/2021	400,000 EUR	893,698
CITI	SX5E Variance Swap	17.50%	2/7/2019	12/17/2021	(400,000) EUR	(44,272)
CS	NDX Variance Swap (5,862.69 / 8,051.43) (g) ^	21.15%	4/25/2019	12/20/2019	(400,000) USD	620,060
CS	RTY Volatility Swap	17.80%	5/22/2019	12/20/2019	400,000 USD	721,135
CS	SPX Up Variance Swap (2,736.32) (a) ^	12.50%	10/9/2018	6/21/2019	400,000 USD	1,248,594
CS	SPX Down Variance Swap (3,024.36) (h) ^	19.50%	10/9/2018	6/21/2019	(400,000) USD	727,823
CS	SPX Down Variance Swap (2,940.53) (h) ^	19.75%	3/21/2019	12/20/2019	(250,000) USD	(254,512)
CS	SPX Variance Swap (2,324.46 / 2,992.75) (g) ^	17.00%	4/15/2019	12/20/2019	(425,000) USD	782,987
CS	SPX Variance Swap (2,288.80 / 2,946.83) (g) ^	18.75%	5/22/2019	12/20/2019	(400,000) USD	377,724
DB	EFA Variance Swap	18.40%	3/15/2019	12/17/2021	600,000 USD	590,695
DB	EFA Variance Swap	18.40%	3/18/2019	12/17/2021	300,000 USD	295,348
DB	EUR / USD Volatility Swap	7.18%	1/9/2019	7/9/2019	600,000 USD	(1,515,279)
DB	EUR / USD Volatility Swap	5.85%	5/31/2019	12/2/2019	600,000 USD	-
DB	GBP / USD Volatility Swap	10.85%	2/14/2019	2/17/2021	(250,000) USD	340,913
DB	HSCEI / SPX Variance Spread (i) ^	20.00% and 22.90%	6/28/2018	12/30/2020	150,000 USD	347,852
DB	HSCEI Up Variance Swap (7,846.23) (a) ^	22.40%	6/25/2018	6/29/2020	250,000 USD	94,696
DB	KOSPI / SPX Variance Spread (j) ^	17.75% and 21.95%	12/18/2018	12/10/2020	250,000 USD	963,547
DB	KOSPI / SPX Variance Spread (k) ^	16.90% and 19.70%	10/19/2018	12/10/2020	250,000 USD	584,676
DB	MXWO Variance Swap	17.30%	3/15/2019	12/17/2021	(600,000) USD	2,171,859
DB	MXWO Variance Swap	17.30%	3/18/2019	12/17/2021	(300,000) USD	1,115,373
DB	NOK / SEK Volatility Swap	6.75%	2/14/2019	2/17/2021	2,126,500 NOK	(87,221)
DB	NKY Variance Swap (14,903.17 / 23,419.26) (g) ^	19.80%	3/13/2019	12/11/2020	33,600,000 JPY	147,417
DB	RTY Variance Swap	18.67%	2/12/2019	6/21/2019	(320,000) USD	421,833
DB	USD / JPY Volatility Swap (l) ^	7.30%	1/20/2019	1/20/2021	500,000 USD	388,571
DB	USD / TRY Volatility Swap	21.00%	12/4/2018	6/7/2019	80,000 USD	(344,341)
MS	GBP / JPY vs. GBP / USD Volatility Spread (m) ^	10.25% and 8.85%	5/21/2019	5/21/2020	500,000 GBP	451,424
MS	SX5E / SPX Variance Swap (n) ^	18.21%	2/14/2019	12/18/2020	400,000 USD	61,625
MS	SX5E Up Variance Swap (1,567.45) (a) ^	17.05%	10/26/2018	12/17/2021	300,000 EUR	1,015,288
MS	SX5E Up Variance Swap (1,667.50) (a) ^	18.00%	3/27/2019	12/16/2022	250,000 EUR	478,145
MS	SX5E Up Variance Swap (2,077.908) (a) ^	18.10%	2/26/2018	12/20/2019	300,000 EUR	(550,639)
MS	SX5E Variance Swap (2,333.80 / 3,667.40) (g) ^	17.00%	5/14/2019	12/16/2022	400,000 USD	827,423
MS	SX5E Variance Swap	18.15%	2/27/2018	12/20/2019	(300,000) EUR	1,202,802
MS	SX5E Up Variance Swap (2,016.90) (a) ^	18.28%	3/29/2018	12/18/2020	300,000 EUR	(90,499)
MS	SX5E Volatility Swap	17.75%	10/26/2018	12/17/2021	(300,000) EUR	67,671
MS	SX5E Volatility Swap	18.55%	3/27/2019	12/16/2022	(250,000) EUR	79,480
MS	SX5E / SPX Variance Spread (o) ^	20.55% and 22.20%	6/1/2018	12/18/2020	450,000 USD	1,277,380
MS	SX5E / SPX Variance Spread (p) ^	0.00% and 0.00%	3/13/2018	12/20/2019	600,000 USD	5,805,091
MS	USD / CAD Volatility Swap	5.75%	4/9/2019	10/9/2019	650,000 USD	(39,771)
MS	USD / JPY Volatility Swap	6.55%	4/5/2019	4/7/2020	550,000 USD	460,777
MS	USD / JPY Volatility Swap (q)	6.55%	4/5/2019	4/7/2020	550,000 USD	124,961
SG	HSI Up Variance Swap (18,694.263) (a) ^	18.85%	7/21/2017	12/20/2019	600,000 USD	851,092
SG	HSI Variance Swap	24.30%	2/7/2018	12/30/2019	(3,510,000) HKD	3,251,870
SG	KOSPI / SPX Corridor Variance Spread (r) ^	15.90% and 18.05%	10/10/2018	12/18/2020	250,000 USD	369,037
SG	KOSPI Variance Swap	19.35%	10/31/2018	12/10/2020	456,000,000 KRW	(420,287)
SG	SX5E Up Variance Swap (1,620.625) (a) ^	18.50%	2/15/2019	12/17/2021	250,000 EUR	376,014
SG	SX5E Volatility Swap	18.60%	2/15/2019	12/17/2021	(250,000) EUR	262,274
SG	SX5E Variance Swap	23.95%	4/7/2017	12/18/2020	(325,000) EUR	2,535,875
UBS	SPX Variance Swap (1,979.18 / 2,968.77) (g) ^	20.00%	5/28/2019	12/18/2020	(150,000) USD	182,094
UBS	SPX Variance Swap	18.15%	5/31/2019	7/19/2019	(330,000) USD	-

TOTAL OF VARIANCE SWAP CONTRACTS						$34,076,093

Counterparty abbreviations: BAML - Bank of America Merrill Lynch, CITI - Citigroup, CS - Credit Suisse, DB - Deutsche Bank, MS - Morgan Stanley, SG - Societe Generale

Reference entity abbreviations: AS51 - S&P / ASX 200 Index,  EFA - iShares MSCI EAFE ETF, FTSE 100 - Financial Times Stock Exchange 100 Index,  HSI - Hang Seng Index, HSCEI - Hang Seng China  Enterprises Index, KOSPI - KOSPI 200 Index,  MXWO - Invesco MSCI World UCITS ETF, NDX - NASDAQ 100 Stock Index NKY - Nikkei 225 Index, RTY - Russell 2000 Index, SPX - S&P 500 Index,  SX5E - Euro Stoxx 50 Index, SX7E - Euro Stoxx Banks Index

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
February 28, 2019 (Unaudited)

^ Inputs or methodology used in determining the value of these investments involve significant unobservable inputs. See Note 2.

* Payment is based on variance or volatility realized during the observation period. Payment is made at termination date.

# If two strikes listed, first strike is for long leg and second rate is short leg of agreement.

(a) Up barrier/conditional swaps. Change in underlying referenced security only included when values are above referenced value.

(b) Spread trade consists of a long variance leg and a short variance leg. The short leg includes a knock out level at 2,840.18. If the closing level of the SPX Index is above the knock out level, the swap automatically terminates.

(c) Spread trade consists of a long variance leg and a short variance leg. The short leg is a variance swap with daily change in the SPX Index only included if the daily closing value is higher than 1,818.

(d) Spread trade consists of a long variance leg and a short variance leg. The long leg is a variance swap with daily change in the SX5E Index only included if the daily closing value is higher than 2,143.

(e) Spread trade consists of one long variance leg and one short variance leg. The long leg is a corridor variance swap with changes in the HSCEI Index only included if closing level is between 7,315.063 and 1,1495.099. The short leg is a corridor variance swap with changes in the SPX Index only included if the closing level of the
HSCEI Index is between 7,315.063 and 1,1495.099.

(f) Spread trade consists of one long variance leg and one short variance leg. The long leg is a corridor variance swap with changes in the KOSPI Index only included if closing level is between 159.99 and 266.65. The short leg is a corridor variance swap with changes in the SPX Index only included if the closing level of the
KOSPI Index is between 159.99 and 266.65.

(g) Corridor swaps. Change in underlying referenced security only included when values between referenced values.

(h) Down barrier/conditional swaps. Change in underlying referenced security only included when values are below referenced value.

(i) Spread trade consists of one long variance leg and one short variance leg. The long leg is a corridor variance swap with changes in the HSCEI Index only included if closing level is between 7,607.91 and 11,955.29. The short leg is a corridor variance swap with changes in the SPX Index only included if the closing level of the
HSCEI Index is between 7,607.91 and 11,955.29.

(j) Spread trade consists of a long variance leg and a short variance leg. The long leg is a corridor variance swap with changes in the KOSPI Index only included if closing level is between 185.85 and 292.05.

(k) Spread trade consists of a long variance leg and a short variance leg. The long leg is a corridor variance swap with changes in the KOSPI Index only included if closing level is between 195.041 and 306.493. The short leg is a corridor variance swap with changes in the SPX Index only included if the closing level of the
KOSPI Index is between 195.041 and 306.493.

(l) Swap includes leverage and knock out terms. If final realized volatility is less than 7.3%, notional doubles to $1,000,000. If final realized volatility is greater than 12.3%, contract becomes worthless.

(m) Spread trade - Long GBP/JPY volatility leg and short GBP/USD volatility leg.

(n) The Geometric Variance Swap is long variance on the SPX Index and SX5E Index and short variance on a geometric basket of these two indices.

(o) Spread trade consists of one long variance leg and one short variance leg. The long leg is a corridor variance swap with changes in the SX5E Index only included if current and prior close is between 2,072.12 and 3,453.54. The short leg is corridor variance swap with changes in the SPX Index only included if current and prior close of the SX5E Index is between 2,072.12 and 3,453.54.

(p) Spread trade consists of one long variance leg and one short variance leg. The long leg is a variance swap with the daily changes of the SPX Index only included if the current value of the SX5E Index is less than 2,514.04. The short leg is a variance swap with daily change of the SX5E Index only included if the current value is less than 1,698.68.

(q) Volatility capped at strike.

(r) Spread trade consists of a long variance and a short variance leg. The long leg is a corridor variance swap with changes in the KOSPI Index only included if closing level is between 201 and 316. The short leg is a corridor variance swap with changes in the SPX Index only included if the closing level of the KOSPI Index is between 201 and 316.

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
May 31, 2019 (Unaudited)

*  As a percent of total investments.

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
May 31, 2019 (Unaudited)

Consolidation of Subsidiary:

The Consolidated Schedule of Investments of the Infinity Q Diversified Alpha Fund (the “Fund”) includes the holdings of the Infinity Q Commodity Fund Ltd. (the “Subsidiary”). The Subsidiary, a Cayman Islands Exempted Company, was incorporated on July 15, 2014, and is wholly-owned and controlled by the Fund. The Subsidiary invests primarily in commodity index swaps and other commodity-linked derivative instruments, and the Fund may invest up to 25% of its totals assets in the Subsidiary. The Fund’s policy is to consolidate entities when it is the sole or principal owner of such entity. All inter-fund balances and transactions have been eliminated in consolidation. The net assets of the Subsidiary at May 31, 2019, were $30,723,154, which represented 5.18% of the Fund’s net assets.

Valuation

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of each Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad categories as defined below:

Level 1 -
Quoted prices in active markets for identical securities.  An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 -
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 -	Significant unobservable inputs, including the Fund's own assumptions in determining fair value of investments

Equity securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Debt securities including corporate, convertible, U.S. government agencies, U.S. treasury obligations, and sovereign issues are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risk/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Short-term investments classified as money market instruments are valued at net asset value price. These investments are categorized as Level 1 of the fair value hierarchy.

Other financial derivative instruments, such as foreign currency contracts, options contracts, futures, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by the Adviser or a pricing service using model pricing tailored to the type of security held. The pricing models use various inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, implied volatility and exchange rates.

The liquidity of individual options is dynamic and changes as a function of the market environment for the underlying security. The Fund values exchange traded options at mean price. For currency and barrier options, valuation models are employed using available market data. These option positions are categorized as Level 2 in the fair value hierarchy.

Credit Default Swaps (CDS) are valued using the ISDA Standard Upfront Model and available market data. These positions are categorized as Level 2 in the fair value hierarchy.

The Fund makes investments in various types of volatility and variance swaps. The Adviser deems vanilla volatility and variance swaps as Level 2 positions, and barrier and corridor variance swaps as Level 3 positions in the fair value hierarchy. The Adviser uses model pricing to calculate the fair volatility level for each corridor variance swap trade. The Adviser uses quotes from a pricing service and brokers to estimate implied volatility levels as an input to these models. A significant change in implied volatility could have a significant impact on the value of a position.

The Fund makes dispersion investments using volatility and variance swaps and options on dispersion. With the exception of dispersion trades, single stock volatility and variance swaps rarely trade. As a result, the Adviser deems these positions to be illiquid and classifies these positions as Level 3 in the fair value hierarchy. The Adviser uses model pricing to calculate the fair volatility level for each leg of the dispersion trade. The Adviser uses quotes from a pricing service and brokers to estimate implied volatility levels as an input to these models. A significant change in implied volatility could have a significant impact on the value of a position, and depending on the direction of the change, could either increase or decrease a position’s value.

The Fund makes cross-asset correlation investments using correlation and covariance swaps. The Adviser deems these positions to be illiquid and classifies these positions as Level 3 in the fair value hierarchy. The Adviser uses a third party calculation agent to value these positions. The local volatility model is used to calculate the fair correlation level for correlation swaps. Quotes from a pricing service are used to estimate the implied correlation levels as an input to these models. A significant change in implied volatility could have a significant impact on the value of a position, and depending on the direction of the change, could either increase or decrease a position’s value.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the fair values of the Fund’s consolidated investments in each investment type as of May 31, 2019:

	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stocks	$14,751,594	$-	$-	$14,751,594
Exchange Traded Funds	28,026,981	-	-	28,026,981
Preferred Stocks	6,787,388	-	-	6,787,388
Options Purchased	-	14,318,980	1,123,365	15,442,345
Short-Term Investments	306,202,744	-	-	306,202,744
Total Assets	355,768,707	14,318,980	1,123,365	371,211,052

Liabilities
Securities Sold Short	$(45,279,903)	$-	$-	$(45,279,903)
Total	310,488,804	14,318,980	1,123,365	325,931,149

Other Financial Instruments *
Written Options	$-	$(13,430,001)	$-	$(13,430,001)
Forward Currency Contracts	-	(532,807)	-	(532,807)
Futures Contracts	221,675	-	-	221,675
Credit Default Swaps	-	(710,495)	-	(710,495)
Total Return Swap Contracts	-	(3,262,974)	-	(3,262,974)
Correlation Swap Contracts	-	-	20,850,893	20,850,893
Dispersion Swap Contracts	-	-	7,281,173	7,281,173
Variance Swap Contracts	-	13,585,813	20,490,280	34,076,093
Total	$221,675	$(4,350,464)	$48,622,346	$44,493,557

* Other financial instruments are derivative instruments, including swap contracts, foreign currency contracts, futures contracts, and written options. Total return swap contracts, credit default swap contracts, other swap contracts, forward currency contracts and future contracts are reported at the unrealized appreciation (depreciation) on the instrument, while written options are reported at fair value.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Purchased Options	Other Financial Instruments
Balance at August 31, 2018	$903,760	$10,185,190
Purchased	375,000	-
Sale Proceeds	-	(5,079,056)
Realized Gain (Loss)	-	5,079,056
Change in unrealized appreciation/depreciation	(155,395)	38,477,156
Balance at May 31, 2019	$1,123,365	$48,662,346
Change in unrealized appreciation/depreciation for Level 3 instruments held at May 31, 2019	$(155,395)	$(15,198,047)

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By /s/ Christopher E. Kashmerick
      Christopher E. Kashmerick, President and Principal Executive Officer

Date   July 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Russell B. Simon
                     Russell B. Simon, Treasurer and Principal Financial Officer

Date  July 26, 2019